TEAM Asset Strategy Fund
SUMMARY SECTION
Investment Objective
The investment objective of the TEAM Asset Strategy Fund (the “Fund”) is to provide high total investment return, which will generally be achieved through a combination of appreciation in capital and income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees TEAM Asset Strategy Fund (USD $)	Investor Class	Institutional Class
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	1.00%	1.00%
Fee for Redemptions Paid by Wire	15.00	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TEAM Asset Strategy Fund		Investor Class	Institutional Class
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.49%	0.49%
Acquired Funds Fees and Expenses		0.08%	0.08%
Total Annual Fund Operating Expenses	[1]	2.07%	1.82%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TEAM Asset Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	210	649	1,114	2,400
Institutional Class	185	573	985	2,137

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2011, the Fund’s portfolio turnover rate was 490.64% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to provide high total investment return over the long term through a fully managed investment policy utilizing U.S. and foreign (including emerging markets) equity, debt, currency, commodity and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total return will come from capital appreciation of assets held as well as dividend and interest income.

The Fund’s adviser, TEAM Financial Asset Management, LLC (the “Adviser”) uses a top down investment process integrating fundamental and technical analysis with the Adviser’s use of basic aspects of complex systems analysis. This process is used to identify what the Adviser believes to be attractive investment and trading opportunities in global stock, bond, currency, and commodity markets. The strategy is designed to capitalize on what the Adviser believes is prudent given its analysis regarding the primary short, intermediate, and long term trends prevalent in the global economy and financial markets. This requires a relatively flexible approach which results in a portfolio that changes over time as the Adviser’s assessment of the prevailing economic and financial market environment evolves.

The Fund invests in a portfolio of equity, debt, currency, commodity, and money market securities. Generally, the Fund’s portfolio will include exposure to these global markets, either directly or through investments in other investment companies (including exchange-traded funds (“ETFs”)) that invest in these markets. The Fund may invest in other investment companies to the maximum extent permitted by applicable laws, regulations or applicable orders of the Securities and Exchange Commission. The Fund’s investments at any given time may be in excess of 50% of its net assets in other investment companies. At any given time, however, the Fund may emphasize one or more sectors. The Fund seeks to generate absolute investment returns, meaning that it aims to produce positive returns in both rising and falling markets and utilizes certain strategies to benefit from opportunities in the market. Using hedging strategies and carrying unusually large allocations to cash and equivalents may be prominent during periods when the Adviser believes being more defensive is prudent. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer compared with diversified funds.

In selecting equity investments, the Fund mainly seeks securities that the Adviser believes are undervalued. The Adviser analyzes valuation ratios and typically selects stocks with low ratios of price/earnings, price/cash flow, price/book value and price/dividend. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt, rights and warrants of companies of any market capitalization. The Fund may buy corporate and government debt securities of varying maturities. In selecting debt investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation. The Fund may invest in high yield debt securities, or “junk bonds.” When choosing investments, Fund management considers various factors, including opportunities for equity, debt, commodity and currency positions to increase in value, expected dividends, or interest income. The Fund generally seeks diversification across markets as one of its strategies to manage portfolio volatility. However, if the Adviser believes there is an opportunity in a particular market or sector, the Adviser may focus investments in such market or sector. The Adviser may invest up to 100% of the Fund’s assets in a single sector. The Fund may invest in securities of companies of any market capitalization and may also invest in real estate investment trusts (“REITs”).

The Fund may invest in foreign securities directly, or through American Depository Receipts (“ADRs”). The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities. When choosing investment markets, fund management considers various factors, including economic and political conditions, potential for economic growth, and possible changes in currency exchange rates. In addition to investing in foreign securities, the Fund may invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Fund management team’s outlook.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in various commodities, such as exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), which are designed to provide exposure without direct investment in physical commodities or commodity futures contracts.

The Fund may also engage in options and futures transactions, which are sometimes referred to as derivative transactions. Derivatives are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, primarily options, futures and foreign currency transactions (e.g., foreign currency swaps, futures and forwards), as tools in the management of portfolio assets. The Fund may use such derivatives to hedge various investments for risk management, obtain market exposure, and for speculative purposes.

The Fund may also invest in inverse ETFs, including double or triple inverse (or ultra-short) ETFs. Inverse ETFs seek to negatively correlate to the performance of the particular index that they track by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return).

The Adviser may frequently look to capitalize on shorter term trading opportunities for the Fund. In particular, during periods of high financial market volatility, the Fund could experience a high portfolio turnover rate, the effects of which are described under “Portfolio Turnover Risk” below.

The Adviser sells or reduces the Fund’s position in a security (1) when it approaches the Adviser’s estimate of its fair value, (2) when its economic fundamentals have deteriorated, or (3) when the facts or the analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed.

Principal Risks of Investing in the Fund

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

Volatility Risk. Common stocks, derivatives and commodities tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole.

Management Risk. The Adviser’s strategy may fail to produce the intended results. If the Adviser’s projections about the prospects for a security are not correct, such errors in judgment by the Adviser may result in significant investment losses.

Industry or Sector Risk. A particular industry or market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over weighted holdings within a particular industry or sector, the Fund is subject to an increased risk that its investments in that particular industry or sector may decline because of changing expectations for the performance of that industry or sector. Because the Fund may invest up to 100% of its assets in one sector, the sector risks to which the Fund may be exposed may be higher than with other investment companies.

Real Estate Investment Trust (REIT) Risk. The Fund’s investments in REIT securities will expose the Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions. REITs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the REITs, in addition to Fund expenses.

Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that, to the extent the Fund invests in large capitalization companies, the Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

Small and Mid Cap Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Foreign Securities Risk. Foreign securities (including ADRs) are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country related risks including political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies restricting the movement of assets; different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

Currency Risk . Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar.

Other Investment Company Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Inverse and Leveraged ETF Risks. These ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises. Because inverse and leveraged ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. The net asset value and market price of leveraged or inverse ETFs is usually more volatile than the value of the tracked index or of other ETFs that do not use leverage.

Commodity Risk. Some of the underlying funds in which the Fund may invest may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulations. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests (disclosed below under “RIC Qualification Risk.” This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s investments in certain ETFs that invest in physical commodities cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The issuer’s credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN, because ETNs are generally intended to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Fixed Income Risk. The Fund will be exposed to various fixed income risks, including credit risk that the issuer of the security may not be able to make payments when due. Fixed income securities also face interest rate risk and duration risk. Interest rate risk refers to the risk that the prices of fixed income securities generally fall as interest rates rise; conversely, the prices of fixed income securities generally rise as interest rates fall. The longer the duration of a particular fixed income security, generally the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities generally has greater price sensitivity. Duration is determined by a number of factors, including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.

High Yield Securities Risk. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility, and may be less liquid than higher rated fixed income securities. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher rated securities.

Derivatives Risk. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Fund’s use of derivatives for speculative purposes (to seek higher investment return) may not succeed. If the Fund’s investment in a particular derivative that is a speculative position is inconsistent with the direction that the reference asset moves, the Fund’s losses will be greater than those that would be experienced if the Fund were simply hedging a position.

Cash Investments Risk. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective.

Non-Diversification Risk. As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of companies. The poor performance of an individual security in the Fund’s portfolio will have a greater negative impact on the Fund’s performance than if the Fund’s assets were diversified among a larger number of portfolio securities.

Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates under certain market conditions. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. It is expected that the Fund could experience very high portfolio turnover during periods of high financial market volatility. These factors may negatively affect the Fund’s performance.

As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Investor Class shares. The table below shows how the Fund’s Investor Class Shares average annual total returns compare over time to those of a broad-based securities market index. As of the date of this prospectus, Institutional Class shares had not been issued. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Investor Class Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2011, 21.83% Worst Quarter: 4th Quarter, 2011, (11.92) %
Average Annual Total Returns TEAM Asset Strategy Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception		Inception Date
Return Before Taxes (Investor Class) Investor Class	The Fund	Return Before Taxes (Investor Class)		(5.18%)	4.46%	[1]	Dec. 30, 2009
Return After Taxes on Distributions Investor Class	The Fund	Return After Taxes on Distributions		(11.93%)	0.68%	[1]	Dec. 30, 2009
Return After Taxes on Distributions and Sale of Fund Shares Investor Class	The Fund	Return After Taxes on Distributions and Sale of Fund Shares		(2.58%)	1.87%	[1]	Dec. 30, 2009
FTSE All-World Index		FTSE All-World Index	(reflects no deduction for fees, expenses, or taxes)	(9.75%)	(0.21%)
HFRI Hedge Fund Index		HFRI Hedge Fund Index		(3.09%)	3.41%
[1]	Inception date for the Investor Class shares is 12/30/2009.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax-returns shown in the table are for Investor Class shares of the Fund and after-tax returns for Institutional Class shares may vary.
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 832-6952.